Operating Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		$ 14,524	$ 14,313	$ 13,002
Allocated provision for credit losses		2,109	777	(813)
Segment net interest income after provision		12,415	13,536	13,815
Noninterest income		5,498	5,660	6,668
Amortization of intangibles		395	455	472
Goodwill, Impairment Loss		6,078	0	0
Income (loss) before income taxes		(765)	7,029	7,381
Provision for income taxes		738	1,250	1,408
Net income (loss) from continuing operations		(1,503)	5,779	5,973
Net income (loss)		(1,047)	6,267	6,437
Identifiable assets (period end) of continuing operations		535,349	555,255
CSBB
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		5,940	6,664	6,898
Goodwill, Impairment Loss	[1]	3,361
Net income (loss) from continuing operations		323	3,720	3,739
WB
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		9,184	6,001	4,555
Goodwill, Impairment Loss	[1]	2,717
Net income (loss) from continuing operations		609	4,561	4,912
OT&C
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income	[2]	(600)	1,648	1,549
Net income (loss) from continuing operations	[2]	(2,435)	(2,502)	(2,678)
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		14,524	14,313	13,002
Allocated provision for credit losses		2,109	777	(813)
Segment net interest income after provision		12,415	13,536	13,815
Noninterest income		5,498	5,660	6,668
Amortization of intangibles		395	455	472
Goodwill, Impairment Loss		6,078	0	0
Other Noninterest Expense		12,205	11,712	12,630
Income (loss) before income taxes		(765)	7,029	7,381
Provision for income taxes		738	1,250	1,408
Net income (loss) from continuing operations		(1,503)	5,779	5,973
Identifiable assets (period end) of continuing operations		527,694	547,600	535,038
Operating Segments | CSBB
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		10,534	9,674	8,779
Allocated provision for credit losses		1,116	863	117
Segment net interest income after provision		9,418	8,811	8,662
Noninterest income		1,991	2,086	2,290
Amortization of intangibles		210	252	254
Goodwill, Impairment Loss		3,361	0	0
Other Noninterest Expense		6,355	5,771	5,847
Income (loss) before income taxes		1,483	4,874	4,851
Provision for income taxes		1,160	1,154	1,112
Identifiable assets (period end) of continuing operations		146,310	162,460	156,172
Operating Segments | WB
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		7,032	6,660	5,754
Allocated provision for credit losses		1,000	(91)	(848)
Segment net interest income after provision		6,032	6,751	6,602
Noninterest income		3,668	3,994	4,590
Amortization of intangibles		185	203	215
Goodwill, Impairment Loss		2,717	0	0
Other Noninterest Expense		5,378	4,722	4,755
Income (loss) before income taxes		1,420	5,820	6,222
Provision for income taxes		811	1,259	1,310
Identifiable assets (period end) of continuing operations		209,767	215,607	190,266
Operating Segments | OT&C
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income	[2]	(3,042)	(2,021)	(1,531)
Allocated provision for credit losses	[2]	(7)	5	(82)
Segment net interest income after provision	[2]	(3,035)	(2,026)	(1,449)
Noninterest income	[2]	(161)	(420)	(212)
Amortization of intangibles	[2]	0	0	3
Goodwill, Impairment Loss	[2]	0	0	0
Other Noninterest Expense	[2]	472	1,219	2,028
Income (loss) before income taxes	[2]	(3,668)	(3,665)	(3,692)
Provision for income taxes	[2]	(1,233)	(1,163)	(1,014)
Identifiable assets (period end) of continuing operations	[2]	171,617	169,533	188,600
Intersegment Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		0	0	0
Intersegment Eliminations | CSBB
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		4,594	3,010	1,881
Intersegment Eliminations | WB
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income		(2,152)	659	1,199
Intersegment Eliminations | OT&C
Segment Reporting, Revenue Reconciling Item [Line Items]
Net Interest Income	[2]	$ (2,442)	$ (3,669)	$ (3,080)

[1]	Reflects activity prior to the segment realignment. Effective January 1, 2024, several business activities were realigned reflecting updates to the Company’s operating structure. Refer to “Note 22. Operating Segments” for additional information on segments.
[2]	Includes financial data from business units below the quantitative and qualitative thresholds requiring disclosure.